Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) entity ¥ / $	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Basis of presentation and consolidation, information pertaining to Company or its subsidiaries
Number of entities in which the Company has variable interest but is not the primary beneficiary | entity	0
Convenience translation
Rate for translation of balances of financial statements from RMB to US$ | ¥ / $	6.4778
Available-for-sale securities
Dividend income	¥ 10,781	¥ 483	¥ 185
Accounts receivable and allowance for doubtful accounts
Allowance for doubtful accounts	¥ 862	¥ 1,130	¥ 0
Office building
Investments in real estate
Estimated useful lives	30 years
Office building improvements
Investments in real estate
Estimated useful lives	10 years
Computer and software
Investments in real estate
Estimated useful lives	3 years
Furniture, fixtures and other equipment
Investments in real estate
Estimated useful lives	3 years
Motor vehicles
Investments in real estate
Estimated useful lives	4 years